Guarantor Condensed Consolidating Financial Information - Impact of revision on Condensed Consolidating Statements of Cash Flows (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Cash provided by operating activities	$ 182	$ 505	$ 798
Cash used for investing activities	(497)	(560)	(424)
Cash provided by (used for) financing activities	687	55	(374)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash provided by operating activities	(119)	0	0
Cash used for investing activities	0	0	0
Cash provided by (used for) financing activities	119	0	0
Parent Company [Member] | Scenario, Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Cash provided by operating activities	(119)
Cash used for investing activities	0
Cash provided by (used for) financing activities	119
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash provided by operating activities	171	302	388
Cash used for investing activities	(446)	(237)	(192)
Cash provided by (used for) financing activities	370	(65)	(196)
Guarantor Subsidiaries [Member] | Scenario, Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Cash provided by operating activities	(125)
Cash used for investing activities	(446)
Cash provided by (used for) financing activities	666
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash provided by operating activities	121	208	409
Cash used for investing activities	(253)	(323)	(232)
Cash provided by (used for) financing activities	409	115	(177)
Non-Guarantor Subsidiaries [Member] | Scenario, Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Cash provided by operating activities	440
Cash used for investing activities	(253)
Cash provided by (used for) financing activities	90
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash provided by operating activities	9	9	1
Cash used for investing activities	202	0	0
Cash provided by (used for) financing activities	(211)	$ 5	$ (1)
Consolidation, Eliminations [Member] | Scenario, Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Cash provided by operating activities	(14)
Cash used for investing activities	202
Cash provided by (used for) financing activities	$ (188)